INCOME TAXES (Narrative) (Details) - CAD ($)	Sep. 30, 2024	Sep. 30, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	$ 28,598,000
Tax authority of Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	28,598,000	$ 25,650,000
Tax authority of United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	718,000	370,000
Tax authority of Australia [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	$ 1,441,000	$ 3,281,000